SCHEDULE OF KEY INPUTS WARRANT LIABILITY (Details)	May 05, 2026	Nov. 04, 2025
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Key valuation inputs	1.50	2.00
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Key valuation inputs	1.1507	0.9227
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Key valuation inputs	0.0385	0.0358
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Key valuation inputs	1,073.46	1,177.54
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Key valuation inputs	0.0000	0.0000
Measurement Input, Exercise Price [Member]
Business Combination [Line Items]
Key valuation inputs	10,000.00	10,000.00